Current and long-term debt - Convertible senior notes due 2019 (Details)																			1 Months Ended							3 Months Ended	12 Months Ended
	Dec. 05, 2018	Sep. 20, 2018	Jun. 06, 2018	Mar. 12, 2018	Dec. 13, 2017	Sep. 25, 2017	May 11, 2017	Feb. 23, 2017	Nov. 25, 2016	Sep. 15, 2016	May 11, 2016	Mar. 10, 2016	Nov. 24, 2015	Aug. 14, 2015	May 21, 2015	Mar. 13, 2015	Nov. 25, 2014	Aug. 22, 2014	Jul. 31, 2018 USD ($)	May 31, 2018 USD ($) $ / shares	Mar. 31, 2018 business_day	May 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)	Jun. 30, 2014 USD ($) business_day $ / shares shares	Jul. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Common stock repurchase amount																											$ 23,240,000	$ 0	$ 16,505,000
Debt outstanding																											2,910,315,000	2,767,193,000
Write-off of deferred financing fees																											13,212,000	2,467,000	14,479,000
Interest expense on borrowings																											145,871,000	86,703,000	63,858,000
Non-cash accretion																											$ 13,225,000	12,211,000	$ 11,562,000
Convertible Notes due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued																			$ 15,000,000	$ 188,500,000					$ 360,000,000.0	$ 15,000,000
Borrowings outstanding before debt exchange																			348,500,000							348,500,000
Purchasing option																									60,000,000.0
Drawdowns																									349,000,000
Payments for debt issue costs																									$ 11,000,000
Borrowings interest rate																									2.375%
Convertible conversion rate	0.01005396	0.01000515	0.00995277	0.00992056	0.00987742	0.00984450	0.00981588	0.00979316	0.00977039	0.00949345	0.00925323	0.00905311	0.00886790	0.00874349	0.00863738	0.00852216	0.00840184	0.00828556				0.8475	0.83105	1.08810	0.0082008		0.0100540
Initial conversion price (in USD per share) | $ / shares																									$ 121.94
Debt outstanding																			14,500,000	180,400,000					$ 298,700,000	14,500,000	$ 142,200,000	328,700,000
Carrying amount of equity component																									$ 61,300,000
Notes repurchased amount																						$ 5,000,000.0	$ 5,000,000.0	$ 1,500,000.0
Carrying amount of liability component reduction																						4,400,000	4,400,000	1,300,000
Carrying amount of equity component reduction																						200,000	300,000	400,000
Gain (loss) on extinguishment of borrowings before write off of debt issue costs																			(800,000)	(17,000,000)		400,000	600,000	46,273		(17,800,000)
Write-off of deferred financing fees																						100,000	100,000	$ 30,880
Repayments																						$ 4,200,000	$ 4,200,000			203,500,000
Interest expense on borrowings																											5,300,000	8,300,000
Non-cash accretion																											$ 8,300,000	$ 12,200,000
Convertible Notes due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued																			15,000,000	$ 188,500,000						15,000,000
Drawdowns																										203,500,000
Borrowings interest rate																											3.00%
Convertible conversion rate	0.02534	0.02521	0.02508																	0.025
Initial conversion price (in USD per share) | $ / shares																				$ 40.00
Debt outstanding																			12,200,000	$ 154,300,000						12,200,000	$ 171,500,000
Carrying amount of equity component																			$ 2,800,000	$ 34,200,000						$ 2,800,000
Interest expense on borrowings																											3,800,000
Non-cash accretion																											$ 4,900,000
Borrowings, Redemption, Period One [Member] | Convertible Notes due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive or non-consecutive trading days																									15 days
Threshold consecutive trading days																									25 days
Common stock closing price as percentage of conversion price minimum																									130.00%
Repurchased face amount percentage																									100.00%
Borrowings, Redemption, Period One [Member] | Convertible Notes due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive or non-consecutive trading days																					15 days
Threshold consecutive trading days																					25 days
Common stock closing price as percentage of conversion price minimum																					130.00%
Repurchased face amount percentage																					100.00%
Borrowings, Redemption, Period Two [Member] | Convertible Notes due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive trading days																									5 days
Common stock closing price as percentage of conversion price minimum																									98.00%
Threshold trading days | business_day																									5
Repurchased face amount percentage																									100.00%
Borrowings, Redemption, Period Two [Member] | Convertible Notes due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive trading days																					5 days
Common stock closing price as percentage of conversion price minimum																					98.00%
Threshold trading days | business_day																					5
2014 Stock Buyback Program - Purchase Through Proceeds From Issuance Of Convertible Borrowings [Member] | Common stock [Member] | Convertible Notes due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Common stock repurchase amount																									$ 95,000,000
Purchase of treasury shares (in shares) | shares																									1,012,760
Common stock, par value (in dollars per share) | $ / shares																									$ 93.80